Seward & Kissel LLP
                                1200 G Street, NW
                                    Suite 350
                              Washington, DC 20005
                                  202-737-8833


                                                        September 2, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


              Re:  AllianceBernstein Fixed-Income Shares, Inc.
                   (File Nos. 33-34001 and 811-06068)
                   --------------------------------------------


Dear Sir or Madam:

     On behalf of AllianceBernstein Fixed-Income Shares, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on August 28, 2009.

     Please call me at the above-referenced number if you have any questions regarding the attached.


                                                        Very truly yours,


                                                        /s/ Erin Loomis
                                                        ---------------
                                                            Erin Loomis



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